INCOME TAXES	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 11. INCOME TAXES

The regional sources of tax losses for the years ended September 30, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
North America	$(1,183,699)	$(813,409)	$(3,141,208)
Outside North America	(568,784)	(527,184)	(716,713)
	$(1,752,483)	$(1,340,593)	$(3,857,921)

Tax losses by year of origin and year of expiry are as follows:

Year of		Year of		Year of	Outside	Year of
Origin	United States	Expiry	Canada	Expiry	North America	Expiry
1998	212,899	2018
1999	795,878	2019
2000	6,179	2020
2001	292,351	2021
2002	1,017,792	2022
2003	1,189,476	2023
2004	790,108	2024
2005	2,166,634	2025	$732,448	2015
2006	1,764,202	2026	682,619	2016
2007	1,530,976	2027			293,528	2014
2008	1,266,180	2028			99,852	2015
2009	208,940	2029	97,040	2019	78,953	2016
2010	477,350	2030	54,697	2020	27,267	2017
2011	77,922	2031	184,138	2021
2012	38,979	2032	90,950	2022
2013	3,502	2033	123,867	2023	631,107	2020
2014	3,060,847	2034	80,361	2024	716,713	2021
2015	813,409	2035			527,184	2022
2016	1,035,805	2036	147,894	2026	568,784	2023
TOTAL	$16,749,429		$2,194,014		$2,943,388

CONSOLIDATED TAXLOSSES					$21,886,831

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2016	2015	2014
Deferred tax assets:
North America	$6,047,290	$5,874,417	$5,846,486
Outside North America	370,658	297,184	232,634
Sub-total	6,417,948	6,171,601	6,079,120
Less Valuation allowance	(6,417,948)	(6,171,601)	(6,079,120)
Net deferred tax assets	-	-	-

The valuation allowance as of September 30, 2016, 2015 and 2014 totaled $6,417,948, $6,171,601 and $6,079,120 respectively which consisted primarily of established reserves for deferred tax assets on non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 34.5% for North America and 15% for outside North America. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows.

	2016	2015	2014
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%

As of September 30, 2016, 2015 and 2014 the Company had no unrecognized tax benefits and as such required no adjustments to the financial statements. The Company records any interest and penalties related to tax matters within general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. These amounts are not material to the consolidated financial statements for the periods presented. The Company’s US and Canadian tax returns are subject to examination by respective tax authorities. Generally, tax years 2007 – 2015 remain open to examination by those respective tax authorities. (IRS in the United States and Canada Customs and Revenue Agency in Canada).